UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the quarter ended June 30, 2010



Institutional Investment Manager Filing this Report:
				Name:		Westend Capital Management LLC
				Address:	86 Graham St
						Suite 100
						San Francisco, CA 94129

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contianed herin is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this report on behalf of reporting manager:

Name:		Sean Cooper
Title:		Member
Phone:		415-856-0426
Signature:


Sean Cooper
August 10, 2010
San Francisco, CA

Report type:    13F Holdings Report

List of other managers reporting for this manager:
George Bolton

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FORM 13F SUMMARY PAGE

Report Simmary: